Income taxes - Additional Information (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate	26.50%	26.50%
Valuation allowance for deferred tax assets	CAD 15,486	CAD 21,656
Deferred taxes	85,286	CAD 28,675
Deferred income taxes, undistributed earnings of foreign subsidiaries	188,348
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Change In Tax Rate, Deferred Tax Asset, Provisional Income Tax Expense	22,390
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Change In Tax Rate, Deferred Tax Liability, Provisional Income Tax Benefit	CAD 411,409